Discontinued Operations (Details) ¥ in Thousands	1 Months Ended
Jan. 31, 2025 CNY (¥)
Discontinued Operations [Line Items]
Cash consideration (in Yuan Renminbi)	¥ 30,240
Guangdong Meidiya Investment Co., Ltd. [Member]
Discontinued Operations [Line Items]
Percentage of equity interests	100.00%
Fanhua Insurance Surveyors & Loss Adjustors Co., Ltd. [Member]
Discontinued Operations [Line Items]
Percentage of equity interests	44.70%